LOANS AND OTHER FINANCING (Tables)	12 Months Ended
Dec. 31, 2020
LOANS AND OTHER FINANCING
Summary of composition of loan portfolio

As of December 31, 2020 and 2019 the composition of the loan portfolio is as follows:

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2020
Promissory notes	18,228,303	610,850	146,257	18,985,410
Unsecured corporate loans	12,407,922	793,555	2,359,458	15,560,935
Overdrafts	2,034,612	159,552	302,868	2,497,032
Mortgage loans	7,894,984	2,118,357	1,044,497	11,057,838
Automobile and other secured loans	1,227,511	312,404	352,278	1,892,193
Personal loans	19,046,521	1,452,586	624,011	21,123,118
Credit card loans	17,420,096	1,839,516	389,148	19,648,760
Foreign Trade Loans	9,558,036	1,585,023	1,901,861	13,044,920
Other financings	3,293,864	725,488	163,301	4,182,653
Other receivables from financial transactions	2,546,026	33,788	59,701	2,639,515
Receivables from financial leases	2,817,385	217,321	152,820	3,187,526
Subtotal	96,475,260	9,848,440	7,496,200	113,819,900
Allowances for loan losses	(1,856,309)	(1,988,731)	(4,579,674)	(8,424,714)
Total	94,618,951	7,859,709	2,916,526	105,395,186

				Total as of
	Assets Before Allowances			December 31,
	Stage 1	Stage 2	Stage 3	2019
Promissory notes	10,904,372	300,364	387,249	11,591,985
Unsecured corporate loans	13,579,312	494,932	1,045,787	15,120,031
Overdrafts	5,908,410	119,964	1,593,199	7,621,573
Mortgage loans	8,209,763	1,550,950	1,017,564	10,778,277
Automobile and other secured loans	1,088,637	354,852	217,339	1,660,828
Personal loans	19,124,764	1,518,200	1,541,472	22,184,436
Credit card loans	16,133,436	762,996	738,378	17,634,810
Foreign Trade Loans	22,053,128	837,964	1,819,440	24,710,532
Other financings	10,541,125	127,893	103,346	10,772,364
Other receivables from financial transactions	2,511,245	22,471	62,543	2,596,259
Receivables from financial leases	3,836,879	250,933	250,569	4,338,381
Subtotal	113,891,071	6,341,519	8,776,886	129,009,476
Allowances for loan losses	(2,185,274)	(1,141,825)	(5,865,030)	(9,192,129)
Total	111,705,797	5,199,694	2,911,856	119,817,347

Summary of changes in gross carrying amount and corresponding expected credit losses

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	113,892,858	6,341,521	8,776,882	129,011,261	2,185,274	1,141,825	5,865,030	9,192,129
Transfers
1 to 2	(3,214,532)	3,214,532	—	—	(116,717)	1,082,821	—	966,104
1 to 3	(1,543,847)	—	1,543,847	—	(36,310)	—	2,481,033	2,444,723
2 to 3	—	(846,342)	846,342	—	—	(222,310)	742,127	519,817
2 to 1	817,989	(817,989)	—	—	33,836	(124,642)	—	(90,806)
3 to 2	—	36,687	(36,687)	—	—	10,485	(39,274)	(28,789)
3 to 1	46,735	—	(46,735)	—	1,413	—	(45,148)	(43,735)
Net changes of financial assets	(15,379,218)	2,736,983	(53,260)	(12,695,495)	832,860	1,226,241	(457,000)	1,602,101
Write-Offs	(1,123,756)	(1,151,327)	(4,102,760)	(6,377,843)	(1,123,756)	(1,151,327)	(4,102,760)	(6,377,843)
Exchange Differences and Others	2,979,031	334,375	568,571	3,881,977	79,709	25,638	135,666	241,013
Gross carrying amount at December 31, 2020	96,475,260	9,848,440	7,496,200	113,819,900	1,856,309	1,988,731	4,579,674	8,424,714

	Assets Before Allowances				ECL Allowance
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance at the beginning of the year	148,088,044	15,181,940	8,764,377	172,034,361	3,011,796	2,400,090	4,926,073	10,337,959
Transfers
1 to 2	(1,328,535)	1,328,535	—	—	(83,582)	423,682	—	340,100
1 to 3	(6,848,389)	—	6,848,389	—	(126,062)	—	4,692,322	4,566,260
2 to 3	—	(1,760,766)	1,760,766	—	—	(296,040)	1,018,262	722,222
2 to 1	5,995,283	(5,995,283)	—	—	74,463	(458,568)	—	(384,105)
3 to 2	—	62,781	(62,781)	—	—	13,217	(43,191)	(29,974)
3 to 1	218,823	—	(218,823)	—	21,122	—	(153,805)	(132,683)
Net changes of financial assets	(45,996,053)	(2,869,752)	(2,841,336)	(51,707,141)	(799,829)	(974,665)	2,101,388	326,894
Write-Offs	—	—	(6,846,644)	(6,846,644)	—	—	(6,846,644)	(6,846,644)
Exchange Differences and Others	13,761,898	394,064	1,372,938	15,528,900	87,366	34,109	170,625	292,100
Gross carrying amount at December 31, 2018	113,891,071	6,341,519	8,776,886	129,009,476	2,185,274	1,141,825	5,865,030	9,192,129

Summary of financial assets

		Allowances
	Gross	for loans		Fair value of
Credit Impaired loans	exposure	losses	Book value	collateral
Overdrafts	302,868	152,172	150,696	81,482
Financial Lease	152,820	98,234	54,586	102,255
Documents	146,257	138,617	7,640	631
Mortgage loans	1,044,497	249,563	794,934	480,309
Personal loans	624,011	582,724	41,287	—
Pledge loans	352,278	235,434	116,843	107,785
Credit cards	389,148	373,666	15,483	1,319
Other	4,484,321	2,749,264	1,735,057	1,450,733
Total	7,496,200	4,579,674	2,916,526	2,224,514

Summary of withdrawal financial assets from its balance sheet

	12.31.2020	12.31.2019
Balance at the beginning of the year	5,240,360	3,614,921
Additions	5,788,119	6,113,008
Disposals	(1,229,014)	(1,666,458)
Cash colletion	(550,119)	(631,103)
Portfolio sales	(77,117)	(61,979)
Condonation	(601,778)	(973,376)
Exchange differences and other movements	(2,601,385)	(2,821,111)
Gross carrying amount	7,198,080	5,240,360